Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Schedule of contract liabilities

	2024	2023
Contract liabilities	$6,491	$6,111
Movement in contract liabilities is as follows:

	2024	2023
Balance at January 1	$6,111	$5,674
Revenue recognized	(9,089)	(1,937)
Receipt from customers upon entering sales contracts	9,469	2,374
Balance at December 31	$6,491	$6,111